EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator
Profit (loss) for the period	R$ (1,400,670)	R$ 1,467,995	R$ 4,619,726	R$ 3,121,616
Denominator
Weighted average number of presumed conversions (in shares)	28,000	2,807,000	28,000	2,807,000
Common shares
Denominator
Weighted average number of common shares (in shares)	368,557,924,000	5,734,000	315,920,165,000	5,254,000
Basic earnings per share
Basic income (loss) per common and preferred share (in brazilian real per share)	R$ (3.80)	R$ 1.71	R$ 14.62	R$ 3.96
Diluted earnings per share
Diluted income (loss) per common and preferred share (in brazilian real per share)	R$ (3.80)	R$ 1.71	R$ 14.62	R$ 3.96